UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012


Check here if Amendment [ ];               Amendment Number:
 This Amendment (Check only one.):         [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lane Five Capital Management LP
         ----------------------------------
Address:   1122 Kenilworth Drive, Suite 313
         ----------------------------------
           Towson, MD 21204
         ----------------------------------
Form 13F File Number:  028-12834
                      ------------------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Scott J. Liotta
         ----------------------------------
Title:     Chief Financial Officer
         ----------------------------------
Phone:     443-921-2060
         ----------------------------------
Signature, Place, and Date of Signing:

   /s/ Scott J. Liotta             Towson, Maryland           November 13, 2012
   ----------------------      ------------------------      ------------------
        [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                        -----------------
Form 13F Information Table Entry Total:         23
                                        -----------------
Form 13F Information Table Value Total:     85,010
                                        -----------------
                                          (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE.

              FORM 13F INFORMATION TABLE AS OF September 30, 2012

                                                               SHARES/
                                  TITLE              VALUE      PRN    SH/   PUT/   INVESMENT    OTHER  VOTING AUTHORITY
DESCRIPTION                       OF CLASS  CUSIP    X1000     AMOUNT  PRN   CALL   DISCRETION MANAGERS  SOLE SHARES NONE
-----------                      --------   -----    ------    ------  ---   ----  ----------  -------- ---- ------ ----
Ambassadors Group Inc.           Common  023177108   6,421   1,190,000  SH            SOLE      No    1,190,000
American International Group     Common  026874784   4,197     128,000  SH            SOLE      No      128,000
American Public Education, Inc.  Common  02913V103   4,148     113,844  SH            SOLE      No      113,844
Berkshire Hills Bancorp Inc      Common  084680107   1,352      59,094  SH            SOLE      No       59,094
Capitol Fed Financing Inc.       Common  14057J101   2,660     222,364  SH            SOLE      No      222,364
Corinthian Colleges Inc.         Common  218868107   5,114   2,140,090  SH            SOLE      No    2,140,090
DeVry Inc.                       Common  251893103   3,873     170,185  SH            SOLE      No      170,185
DirecTV                          Common  25490A101   6,351     121,120  SH            SOLE      No      121,120
Ebay Inc.                        Common  278642103   2,418      50,000  SH            SOLE      No       50,000
Healthsouth Corp              Common-New 421924309   1,566      65,087  SH            SOLE      No       65,087
Intralinks Holdings, Inc.        Common  46118H104   1,447     221,191  SH            SOLE      No      221,191
ITT Educational Services Inc.    Common  45068B109     719      22,300  SH            SOLE      No       22,300
Learning Tree International Inc. Common  522015106   2,717     533,778  SH            SOLE      No      533,778
Legg Mason, Inc.                 Common  524901105   2,468     100,000  SH            SOLE      No      100,000
Markel Corp                      Common  570535104   6,634      14,470  SH            SOLE      No       14,470
Market Leader, Inc.              Common  57056R103   2,870     428,371  SH            SOLE      No      428,371
Mastercard Inc.                  Common  57636Q104   2,038       4,512  SH            SOLE      No        4,512
Monotype Imaging Holdings Inc    Common  61022P100   5,786     371,148  SH            SOLE      No      371,148
Quicksilver Inc.                 Common  74838C106   3,713   1,118,324  SH            SOLE      No    1,118,324
SBA Communications Corp Cl A     Common  78388J106   4,849      77,096  SH            SOLE      No       77,096
TIVO Inc.                        Common  888706108   1,055     101,100  SH            SOLE      No      101,100
Viacom Inc. - Class B            Common  92553P201   5,061      94,450  SH            SOLE      No       94,450
Williams Controls Inc.        Common-New 969465608   7,553     717,325  SH            SOLE      No      717,325
                                                    85,010   8,063,849                                8,063,849